Summary of Significant Accounting Policies - Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Jan. 31, 2019
Leasehold improvements [member]
BasisOfPreparationLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	1 - 10 years
Plant, furniture, fittings and motor vehicles [Member]
BasisOfPreparationLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 - 7 years